SHARE-BASED COMPENSATION - Option Activity (Details) shares in Thousands	6 Months Ended
Dec. 31, 2022 $ / shares shares
Share options | Management Share Option Plan
Number of Options
Outstanding (in shares) | shares	0
Transferred (in shares) | shares	0
Granted (in shares) | shares	3,663
Exercised (in shares) | shares	(24)
Cancelled (in shares) | shares	0
Outstanding (in shares) | shares	3,639
Weighted-Average Exercise Price
Outstanding (in dollars per share) | $ / shares	$ 0
Transferred (in dollars per share) | $ / shares	0
Granted (in dollars per share) | $ / shares	22.39
Exercised (in dollars per share) | $ / shares	12.18
Cancelled (in dollars per share) | $ / shares	0
Outstanding (in dollars per share) | $ / shares	$ 22.45
Share options | Management Share Option Plan | Brookfield Corporation
Number of Options
Outstanding (in shares) | shares	0
Transferred (in shares) | shares	13,972
Granted (in shares) | shares	899
Exercised (in shares) | shares	(309)
Cancelled (in shares) | shares	(9)
Outstanding (in shares) | shares	14,553
Weighted-Average Exercise Price
Outstanding (in dollars per share) | $ / shares	$ 0
Transferred (in dollars per share) | $ / shares	23.77
Granted (in dollars per share) | $ / shares	46.62
Exercised (in dollars per share) | $ / shares	13.90
Cancelled (in dollars per share) | $ / shares	46.62
Outstanding (in dollars per share) | $ / shares	$ 25.38
Escrowed Shares | Escrowed Stock Plan
Number of Options
Outstanding (in shares) | shares	0
Transferred (in shares) | shares	0
Granted (in shares) | shares	5,452
Exercised (in shares) | shares	0
Outstanding (in shares) | shares	5,452
Weighted-Average Exercise Price
Outstanding (in dollars per share) | $ / shares	$ 0
Transferred (in dollars per share) | $ / shares	0
Granted (in dollars per share) | $ / shares	29.64
Exercised (in dollars per share) | $ / shares	0
Outstanding (in dollars per share) | $ / shares	$ 29.64
Escrowed Shares | Escrowed Stock Plan | Brookfield Corporation
Number of Options
Outstanding (in shares) | shares	0
Transferred (in shares) | shares	5
Granted (in shares) | shares	16,319
Exercised (in shares) | shares	0
Outstanding (in shares) | shares	16,324
Weighted-Average Exercise Price
Outstanding (in dollars per share) | $ / shares	$ 0
Transferred (in dollars per share) | $ / shares	42.62
Granted (in dollars per share) | $ / shares	34.84
Exercised (in dollars per share) | $ / shares	0
Outstanding (in dollars per share) | $ / shares	$ 34.84